Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		In thousands
					Total Stockholder Return	Peer Group Total Stockholder Return(4)	Net Income (Loss) Attributable to Bristow Group Inc.(5) ($)	STIP Adjusted EBITDA(6)(7) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
TYE22	4,569,959	(66,484)	1,258,000	(16,182)	$88.92	$103.26	13,528	101,536
2022	4,415,807	8,045,567	1,424,868	2,199,907	$121.53	$96.69	(15,791)	143,775
2021	3,129,824	5,402,016	1,083,944	1,533,931	$84.82	$68.16	(56,094)	115,741
SP	1,257,229	535,977	480,534	271,698	$52.41	$28.40	(7,229)	9,440

Named Executive Officers, Footnote [Text Block]			The names of each of the non-CEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for the nine months ended December 31, 2022 and for the fiscal year ended March 31, 2022: Messrs. Corbett and Stepanek and Mses. Gordon and Whalen; and (ii) for the fiscal year ended March 31, 2021 and the three months ended March 31, 2020: Messrs. Corbett and Stepanek, Mses. Gordon and Whalen and Paul White, the Company’s former Senior Vice President, Commercial.
PEO Total Compensation Amount	$ 1,257,229	$ 4,569,959	$ 4,415,807	$ 3,129,824
PEO Actually Paid Compensation Amount	535,977	(66,484)	$ 8,045,567	5,402,016
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Bradshaw, in the Summary Compensation Table for the nine months ended December 31, 2022, the fiscal years ended March 31, 2022 and March 31, 2021, and the three months ended March 31, 2020. Mr. Bradshaw served as CEO for each of the years presented.

	CEO TYE22 ($)	CEO 2022 ($)	CEO 2021 ($)	CEO SP ($)	Non-CEO NEOs TYE22 ($)	Non-CEO NEOs 2022 ($)	Non-CEO NEOs 2021 ($)	Non-CEO NEOs SP ($)
Summary Compensation Table Total	4,569,959	4,415,807	3,129,824	1,257,229	1,258,000	1,424,868	1,083,944	480,534
Less Grant Date Fair Value of Stock and Option Awards Reported in Summary Compensation Table for the Covered Year	3,077,047	2,660,921	1,559,994	845,796	697,363	694,393	212,920	310,191
Plus Year-End Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested	2,760,207	3,602,183	2,824,822	873,662	481,803	940,024	316,091	288,132
Plus Change in Fair Value of Outstanding Unvested Awards Granted in Prior Years	(4,192,053)	2,310,714	488,259	(532,463)	(564,218)	405,510	219,655	(137,784)

	CEO TYE22 ($)	CEO 2022 ($)	CEO 2021 ($)	CEO SP ($)	Non-CEO NEOs TYE22 ($)	Non-CEO NEOs 2022 ($)	Non-CEO NEOs 2021 ($)	Non-CEO NEOs SP ($)
Summary Compensation Table Total	4,569,959	4,415,807	3,129,824	1,257,229	1,258,000	1,424,868	1,083,944	480,534
Plus Vesting Date Fair Value of Awards Granted in the Covered Year that Vested in the Same Covered Year	—	—	—	—	—	—	—	—
Plus Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year	(127,550)	377,784	519,105	(216,655)	(75,541)	123,898	127,161	(48,993)
Less Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—	—	—	418,863	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock and Option Awards During the Covered Period Prior to Vesting (if not Reflected in the Fair Value of such Award or Included in Total Compensation for the Covered Year)	—	—	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Compensation Actually Paid(*)	(66,484)	8,045,567	5,402,016	535,977	(16,182)	2,199,907	1,533,931	271,698
(*)Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective period, other than fair values of equity awards that vest in the applicable period, which are valued as of the applicable vesting date. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Our NEOs do not participate in any defined benefit or pension plan through the Company and did not receive any above-market or preferential earnings on nonqualified deferred compensation during the nine months ended December 31, 2022, the fiscal years ended March 31, 2022 and March 31, 2021 and the three months ended March 31, 2020, and thus there are no values to report for the aggregate change in actuarial present value of accumulated benefit under pension plans nor the aggregate service cost and prior service cost for pension plans.

Non-PEO NEO Average Total Compensation Amount	480,534	1,258,000	$ 1,424,868	1,083,944
Non-PEO NEO Average Compensation Actually Paid Amount	271,698	(16,182)	$ 2,199,907	1,533,931
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reflected in columns (c) and (e) represent the amount of “compensation actually paid”, computed as set forth in the table below in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to our CEO or other non-CEO NEOs during the applicable period. For information regarding the decisions made by our Compensation Committee with respect to all of our actively serving NEOs for Transition Year Ended 2022, see page 42.

	CEO TYE22 ($)	CEO 2022 ($)	CEO 2021 ($)	CEO SP ($)	Non-CEO NEOs TYE22 ($)	Non-CEO NEOs 2022 ($)	Non-CEO NEOs 2021 ($)	Non-CEO NEOs SP ($)
Summary Compensation Table Total	4,569,959	4,415,807	3,129,824	1,257,229	1,258,000	1,424,868	1,083,944	480,534
Less Grant Date Fair Value of Stock and Option Awards Reported in Summary Compensation Table for the Covered Year	3,077,047	2,660,921	1,559,994	845,796	697,363	694,393	212,920	310,191
Plus Year-End Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested	2,760,207	3,602,183	2,824,822	873,662	481,803	940,024	316,091	288,132
Plus Change in Fair Value of Outstanding Unvested Awards Granted in Prior Years	(4,192,053)	2,310,714	488,259	(532,463)	(564,218)	405,510	219,655	(137,784)

	CEO TYE22 ($)	CEO 2022 ($)	CEO 2021 ($)	CEO SP ($)	Non-CEO NEOs TYE22 ($)	Non-CEO NEOs 2022 ($)	Non-CEO NEOs 2021 ($)	Non-CEO NEOs SP ($)
Summary Compensation Table Total	4,569,959	4,415,807	3,129,824	1,257,229	1,258,000	1,424,868	1,083,944	480,534
Plus Vesting Date Fair Value of Awards Granted in the Covered Year that Vested in the Same Covered Year	—	—	—	—	—	—	—	—
Plus Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year	(127,550)	377,784	519,105	(216,655)	(75,541)	123,898	127,161	(48,993)
Less Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—	—	—	418,863	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock and Option Awards During the Covered Period Prior to Vesting (if not Reflected in the Fair Value of such Award or Included in Total Compensation for the Covered Year)	—	—	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Compensation Actually Paid(*)	(66,484)	8,045,567	5,402,016	535,977	(16,182)	2,199,907	1,533,931	271,698
(*)Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective period, other than fair values of equity awards that vest in the applicable period, which are valued as of the applicable vesting date. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Our NEOs do not participate in any defined benefit or pension plan through the Company and did not receive any above-market or preferential earnings on nonqualified deferred compensation during the nine months ended December 31, 2022, the fiscal years ended March 31, 2022 and March 31, 2021 and the three months ended March 31, 2020, and thus there are no values to report for the aggregate change in actuarial present value of accumulated benefit under pension plans nor the aggregate service cost and prior service cost for pension plans.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measure
STIP Adjusted EBITDA
Relative Total Stockholder Return
Cash Return on Invested Capital
ICAO AA
LTISR

Total Shareholder Return Amount	52.41	88.92	$ 121.53	84.82
Peer Group Total Shareholder Return Amount	28.40	103.26	96.69	68.16
Net Income (Loss)	$ (7,229,000)	$ 13,528,000	$ (15,791,000)	$ (56,094,000)
Company Selected Measure Amount	9,440,000	101,536,000	143,775,000	115,741,000
PEO Name			Mr. Bradshaw
Additional 402(v) Disclosure [Text Block]
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other Named Executive Officers (the “non-CEO NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as computed in accordance with SEC rules, for the stub period for the nine months ended December 31, 2022 (indicated as “TYE22”), the fiscal years ended March 31, 2022 and March 31, 2021, and the stub period for the three months ended March 31, 2020 (indicated as “SP” or “Stub Period”). The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and our Company-selected performance measure, STIP Adjusted EBITDA, over such years in accordance with SEC rules.
“Compensation actually paid” does not necessarily reflect the target value of compensation as approved by our Compensation Committee or the value of compensation realized by our executives or the value of compensation realized by our executives based on Company and individual performance. A significant portion of the compensation actually paid amounts shown below relate to changes in values of unvested equity awards since they were awarded. These unvested equity awards are at risk and require the accomplishment of specific results that are designed to benefit our stockholders and the Company, both in the long and short term, and are subject to possible future declines in value based on changes in our stock price. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the equity awards fully vest, or in the case of options, when the NEO exercises the options. Please refer to the Compensation Discussion and Analysis for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Transition Report on Form 10-KT for Transition Year Ended 2022 and the Annual Reports on Form 10-K for the fiscal years ended March 31, 2022 and March 31, 2021.STIP Adjusted EBITDA represents earnings before interest, expense, taxes, depreciation and amortization, as further adjusted for special items that occurred during the reporting period and noted in the applicable reconciliation. See Appendix A to this Proxy Statement for reconciliation of STIP Adjusted EBITDA.(7)The Company-selected performance measure for the Stub Period is pro-rated for the period prior to the Merger and is not the amount that was used to calculate compensation that was paid with respect to the Stub Period during fiscal year 2021. Therefore, the Company does not believe this amount is a meaningful measure for the Stub Period.The following table sets forth an unranked list of the performance measures which we view as the most important measures for linking our Named Executive Officers’ compensation to performance of the Company. Please see Appendix A for an explanation of the below non-GAAP financial performance measures. The role of each of these performance measures on our Named Executive Officers’ compensation is discussed in the Compensation Discussion and Analysis above.
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our non-CEO NEOs with (i) our TSR and the TSR of the Standard & Poor’s Oil & Gas Equipment Select Industry Index, (ii) STIP Adjusted EBITDA, which is our Company-selected performance measure and (iii) our Net Income, for the nine months ended December 31, 2022, the fiscal years ended March 31, 2022 and March 31, 2021, and the three months ended March 31, 2020.
Note that, given the partial year periods for each of the nine months ended December 31, 2022 and the three months ended March 31, 2020, compensation actually paid, Net Income and STIP Adjusted EBITDA reflect incomplete years and only partial representations of the comparisons the SEC rule intended to convey. For information illustrating the link between pay and performance at the Company, please see the Compensation Discussion and Analysis beginning on page 32.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			STIP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Stockholder Return
Non-GAAP Measure Description [Text Block]			Reflects cumulative total stockholder return beginning on December 31, 2019 and ending on December 31, 2022; March 31, 2022; March 31, 2021; and March 31, 2020, respectively, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis used in Item 201(e) of Regulation S-K. The peer group reflects the same peer group used for purposes of the performance graph under Regulation S-K Item 201(e)(1)(ii) as set forth in the Company’s Transition Report on Form 10-KT for Transition Year Ended 2022 (the Standard & Poor’s Oil & Gas Equipment Select Industry Index).
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			ICAO AA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			LTISR
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 845,796	$ 3,077,047	$ 2,660,921	$ 1,559,994
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	873,662	2,760,207	3,602,183	2,824,822
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(532,463)	(4,192,053)	2,310,714	488,259
PEO [Member] | Equity Awards Vested During The Year And Covered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Equity Awards Granted In Prior Year And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,655)	(127,550)	377,784	519,105
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	310,191	697,363	694,393	212,920
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	288,132	481,803	940,024	316,091
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,784)	(564,218)	405,510	219,655
Non-PEO NEO [Member] | Equity Awards Vested During The Year And Covered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Year And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,993)	(75,541)	123,898	127,161
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	418,863	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0